Debt and other liabilities - Schedule of convertible promissory notes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
YA notes		$ 2,250,245
Convertible promissory note	$ 426,537	1,146,966
Promissory note from sponsor		3,031,614
Total convertible promissory notes	$ 426,537	$ 6,428,825